CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603


                                November 4, 2011



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re: Guggenheim Defined Portfolios, Series 842
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Ladies and Gentlemen:

     Enclosed please find a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of Units representing the ownership of interests in the subject Fund. This Registration Statement is filed on November 4, 2011, on behalf of Guggenheim Funds Distributors, Inc. (the "Sponsor").

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

     The Fund is expected to be comprised of the following unit investment trusts: Guggenheim Growth Asset Allocation Portfolio of ETFs, Series 9 and Guggenheim Moderate Asset Allocation Portfolio of ETFs, Series 9 (the "Trusts"). The Trusts will invest in a portfolio of shares of exchange-traded funds ("ETFs"). As the ETFs in which the Trusts will invest are structured as open-end management companies or unit investment trusts, the Trusts are not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933. The Trusts may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Absent paragraph (b)(1) of Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

     We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement.

     In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren (312) 845-3484.

                                                               Very truly yours,


                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP